Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
5. Goodwill and Intangible Assets, Net
Changes in goodwill consisted of the following (in thousands):

Predecessor
Balance as of January 1, 2020	$16,854
Acquisition of Bridge2 Solutions	216,575

Balance as of December 31, 2020	233,429
Foreign currency translation	(48)

Balance as of October 14, 2021	$233,381

Successor
Balance as of October 15, 2021	$1,527,071
Foreign currency translation	47

Balance as of December 31, 2021	$1,527,118

The opening balance of goodwill as of October 15, 2021 represents the fair value of goodwill on the Closing Date. See Note 4 for additional details. No goodwill impairment charges have been recognized in the periods presented.
Intangible assets consisted of the following (in thousands):

	Successor
	December 31, 2021
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	Indefinite	$241,320	$—	$241,320
Trademarks / trade names	Indefinite	39,470	—	39,470
Technology	4.2	67,310	(3,415)	63,895
Customer relationships	8	44,970	(1,186)	43,784

Total		$393,070	$(4,601)	$388,469

	Predecessor
	December 31, 2020
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Regulatory licenses	Indefinite	$554	$—	$554
Acquired technology	7	13,690	(1,879)	11,811
Customer relationships	12	53,620	(3,844)	49,776
Trade name	1	415	(357)	58

Total		$68,279	$(6,080)	$62,199

Amortization of intangible assets for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021 and the year ended December 31, 2020 was $4.6 million, $5.1 million and $6.5 million, respectively, and is included in “Depreciation and amortization” in the statements of operations.
Estimated future amortization for definite-lived intangible assets as of December 31, 2021 is as follows (in thousands):

December 31, 2021
Year ending December 31:
2022	$21,811
2023	21,811
2024	21,871
2025	18,896
2026	7,628
Thereafter	15,662

Total	$107,679